Property of Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	$ 81,295,192	$ 80,839,908
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	190,774,032	184,479,011	$ 177,945,666
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(109,478,840)	(103,639,103)	(96,777,344)
Lands [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,025,307	1,025,307
Lands [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,025,307	1,025,307	1,025,619
Plant and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	13,718,257	14,617,744
Machinery, equipment and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	57,942,520	19,112,267
Machinery, equipment and spare parts [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	100,307,246	59,633,103	58,829,491
Machinery, equipment and spare parts [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(42,364,726)	(40,520,836)	(38,836,262)
Transportation and load vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,487,535	1,911,807
Transportation and load vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	12,461,248	12,429,556	12,278,561
Transportation and load vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(10,973,713)	(10,517,749)	(8,868,709)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	94,973	77,992
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	3,520,779	3,473,576	3,431,610
Furniture and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(3,425,806)	(3,395,584)	(3,337,394)
Quarries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	5,028,566	5,733,256
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	103,074	81,326
Tools [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	686,931	634,749	603,466
Tools [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(583,857)	(553,423)	(519,710)
Construction in process [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,894,960	38,280,209
Construction in process [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	$ 1,894,960	$ 38,280,209	$ 34,686,421